COMMITMENTS AND CONTINGENCIES - Leases Future Minimum Lease Payments Due Under Noncancelable Operating Lease Agreements (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 1,749
2023	1,599
2024	1,250
2025	632
2026	0
Thereafter	0
Total	$ 5,230